Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Share Capital
Authorized share capital

(number of shares of $0.10 each)	2022	2021
Authorized shares: Balance at the start of the year	180,000,000	119,326,923
Increases:
January 11, 2021	—	25,673,077
June 4, 2021	—	35,000,000
August 16, 2022	40,000,000	—
August 25, 2022	35,000,000	—
Authorized shares: Balance at the end of the year	255,000,000	180,000,000

Issued and Outstanding Share Capital

(number of shares of $0.10 each)	2022	2021
Issued : Balance at the start of the year	137,218,175	110,159,352
Shares issued (1):
January 22, 2021	—	27,058,823
January 31, 2022	13,333,333	—
August 17, 2022	41,666,667	—
August 26, 2022	34,696,404	—
August 26, 2022 (2)	(981)	—
Various (ATM Sales) (3)	2,350,000	—
Issued shares: Balance at the end of the year	229,263,598	137,218,175
Treasury Shares (4)	315,511	406,333
Outstanding shares: Balance at the end of the year	228,948,087	136,811,842

(1) As of December 31, 2022, our shares were listed on the Oslo Stock Exchange and the New York Stock Exchange. Details of shares issued for the years ended December 31, 2022 and December 31, 2021 are as follows:

(2) Effective August 26, 2022 the company recorded the cancellation of 981 shares which related to fractional shares.

Date of Issue	Type of Listing	Exchange	Shares Issued	Price per Share ($)	Gross Proceeds ($ millions)
January 22, 2021	Private placement	Oslo	27,058,823	1.70	46.0

Date of Issue	Type of Listing	Exchange	Shares Issued	Price per Share ($)	Gross Proceeds ($ millions)
January 31, 2022	Private placement	Oslo	13,333,333	2.25	30.0
August 17, 2022	US public offering	NYSE	41,666,667	3.60	150.0
August 26, 2022	US public offering	NYSE	34,696,404	3.60	124.9
Various (ATM Sales) (3)	Us public offering	NYSE	2,350,000	3.78	8.9
			92,046,404		313.8

(3) In July 2021, the Company entered into an Equity Distribution Agreement with Clarksons for the offer and sale of up to $40.0 million of common shares of the Company through an ATM program. During various dates during the year ended December 31, 2022, the Company issued 2,350,000 shares raising gross proceeds of $8.9 million and net proceeds of $8.8 million, with compensation paid by the Company to Clarksons of $0.1 million. The average price per share of the sales under the ATM Program for the year ended December 31, 2022, was $3.78.

(4) During the year ended December 31, 2022 and December 31, 2021, the Company issued to directors as compensation 90,822 and 323,525 common shares, respectively, using treasury shares. The value on the date of issuance of $0.3 million and
$0.8 million, respectively, has been recognized in "General and Administrative expenses" in the Consolidated Statements of Operations. The losses on issuance of treasury shares of $3.6 million and $11.7 million has been recognized as a reduction in "Additional Paid in Capital" in the Consolidated Balance Sheets as at December 31, 2022 and 2021, respectively.

Date of Treasury Share Issuance	Number of Shares Issued	Share Price on Issuance Date	Value on Issuance Date ($ million)	Book Value ($ million)	Loss on Issuance ($ million)
March 18, 2021	275,132	$2.4	0.7	10.4	9.7
July 14, 2021	48,393	$1.7	0.1	2.1	2.0
	323,525		0.8	12.5	11.7
October 14, 2022	90,822	$3.6	0.3	3.9	3.6